Consolidated Statements of Operations and Other Comprehensive Income	12 Months Ended
	Jun. 30, 2023 MYR (RM) RM / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 MYR (RM) RM / shares shares	Jun. 30, 2021 MYR (RM) RM / shares shares
Earnings Per Ordinary Share ("EPS") [Abstract]
Revenue	RM 242,132,250	$ 51,859,552	RM 443,024,003	RM 50,324,746
Cost of sale	(192,212,350)	(41,167,777)	(344,856,631)	(40,063,662)
Gross profit	49,919,900	10,691,775	98,167,372	10,261,084
Other income	787,233	168,609	323,897	12,982,437
Administrative expenses	(28,758,171)	(6,159,385)	(10,192,782)	(2,841,274)
Other operating expenses	(51,724)	(11,078)
Finance costs	(4,235)	(907)	(6,085)
Profit before tax	21,893,003	4,689,014	88,292,402	20,402,247
Tax expense	5,644,222	1,208,871	(14,909,380)	(1,538,359)
Profit for the financial year	27,537,225	5,897,885	73,383,022	18,863,888
Other comprehensive income for the financial year, net of tax
Gain/(Loss) on foreign currency translation	1,100,195	235,638	(6)
Total comprehensive income for the financial year	28,637,420	6,133,523	73,383,016	18,863,888
Profit for the financial year attributable to:
Owners of the Company	25,834,757	5,533,253	73,582,495	18,679,690
Non-controlling interests	1,702,468	364,632	(199,479)	184,198
Profit for the financial year	27,537,225	5,897,885	73,383,016	18,863,888
Total comprehensive income/(loss) attributable to:
Owners of the Company	26,934,952	5,768,891	73,582,495	18,679,690
Non-controlling interests	1,702,468	364,632	(199,479)	184,198
Profit for the financial year	RM 28,637,420	$ 6,133,523	RM 73,383,016	RM 18,863,888
Weighted average shares outstanding:
Basic (in Shares)	21,999,658	21,999,658	10,000,000	10,000
Diluted (in Shares)	21,999,658	21,999,658	10,000,000	10,000
Earnings per share attributable to Owners of the Company:
Basic (in Dollars per share and Ringgits per share) | (per share)	RM 1.17	$ 0.25	RM 7.36	RM 1,867.97
Diluted (in Dollars per share and Ringgits per share) | (per share)	RM 1.17	$ 0.25	RM 7.36	RM 1,867.97